Supplement to the John Hancock Equity Funds
                 Prospectus- Class A, Class B and Class C Shares
                  dated March 1, 2006 as revised August 1, 2006

Equity Funds
------------
  John Hancock Balanced Fund         John Hancock Mid Cap Growth Fund
  John Hancock Focused Equity Fund   John Hancock Multi Cap Growth Fund
  John Hancock Growth Trends Fund    John Hancock Small Cap Equity Fund
  John Hancock Large Cap Equity Fund John Hancock Small Cap Intrinsic Value Fund
  John Hancock Mid Cap Equity Fund   John Hancock Sovereign Investors Fund

                    (each a "Fund" and together the "Funds")

Effective October 1, 2006, Sovereign Asset Management LLC, ("Sovereign"), subadviser to the Funds, will be known as MFC Global Investment Management
(U.S.), LLC ("MFC Global (U.S.)"). MFC Global Investment Management, the diversified investment management group of Manulife Financial Corporation of Toronto, has re-branded its Boston-based investment unit and has renewed a commitment to investment excellence in the U.S. institutional marketplace.

The name change will not impact the management of your John Hancock mutual funds.

The portfolio management teams for your Funds remain the same and the managers will continue to utilize the same investment philosophy and process. John Hancock Advisers, LLC will continue to serve as investment adviser and be responsible for the supervision of MFC Global (U.S.)`s services to the Funds.

With respect to each Fund referenced above, the following has been added immediately preceding the "Portfolio Managers" section in the prospectus:

    SUBADVISER

    MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

    Responsible for day-to-day investment management

    A subsidiary of John Hancock Financial Services, Inc.

    Founded in 1979

    Supervised by the adviser

In addition, the "Subadviser" section subparagraph relating to Sovereign Asset Management, LLC under "Business Structure" has been deleted and replaced with the following:

MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)") subadvises Balanced, Focused Equity, Growth Trends, Large Cap Equity, Mid Cap Equity, Mid Cap Growth, Multi Cap Growth, Small Cap Equity, Small Cap Intrinsic Value and Sovereign Investors Funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2006, had total assets under management of approximately $26 billion.

Also, in the "Management Biographies" section of the prospectus, information for certain portfolio managers has been revised as follows:

In connection with Sovereign's name change to MFC Global (U.S.), effective October 1, 2006, each of the following portfolio managers will retain their title previously held with Sovereign Asset Management LLC, except as noted herein: Barry H. Evans, CFA, President and Chief Fixed-Income Officer; Jeffrey
N. Given, CFA, Vice President; Roger C. Hamilton; Robert C. Junkin, CFA; Timothy
E. Keefe, CFA, Executive Vice President and Chief Equity Officer; Timothy M. Malloy, Vice President; Henry E. Mehlman, CFA; Alan E. Norton, CFA, Senior Vice President; Thomas P. Norton, CFA; James K. Schmidt, CFA; John F. Snyder, III and Lisa A. Welch.




October 1, 2006

                   Supplement to the John Hancock Equity Funds
                       Prospectus - Institutional Class I
                  dated March 1, 2006 as revised August 1, 2006


Equity Funds
------------
 John Hancock Balanced Fund          John Hancock Small Cap Equity Fund
 John Hancock Large Cap Equity Fund  John Hancock Small Cap Intrinsic Value Fund
 John Hancock Mid Cap Equity Fund    John Hancock Sovereign Investors Fund
 John Hancock Mid Cap Growth Fund

                    (each a "Fund" and together the "Funds")

Effective October 1, 2006, Sovereign Asset Management LLC, ("Sovereign"), subadviser to the Funds, will be known as MFC Global Investment Management
(U.S.), LLC ("MFC Global (U.S.)"). MFC Global Investment Management, the diversified investment management group of Manulife Financial Corporation of Toronto, has re-branded its Boston-based investment unit and has renewed a commitment to investment excellence in the U.S. institutional marketplace.

The name change will not impact the management of your John Hancock mutual funds.

The portfolio management teams for your Funds remain the same and the managers will continue to utilize the same investment philosophy and process. John Hancock Advisers, LLC will continue to serve as investment adviser and be responsible for the supervision of MFC Global (U.S.)`s services to the Funds.

With respect to each Fund referenced above, the following has been added immediately preceding the "Portfolio Managers" section in the prospectus:

     SUBADVISER

     MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

     Responsible for day-to-day investment management

     A subsidiary of John Hancock Financial Services, Inc.

     Founded in 1979

     Supervised by the adviser

In addition, the "Subadviser" section subparagraph relating to Sovereign Asset Management, LLC under "Business Structure" has been deleted and replaced with the following:

MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)") subadvises Balanced, Large Cap Equity, Mid Cap Equity, Mid Cap Growth, Small Cap Equity, Small Cap Intrinsic Value and Sovereign Investors Funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2006, had total assets under management of approximately $26 billion.

Also, in the "Management Biographies" section of the prospectus, information for certain portfolio managers has been revised as follows:

In connection with Sovereign's name change to MFC Global (U.S.), effective October 1, 2006, each of the following portfolio managers will retain their title previously held with Sovereign Asset Management LLC, except as noted herein: Barry H. Evans, CFA, President and Chief Fixed-Income Officer; Jeffrey

N. Given, CFA, Vice President; Roger C. Hamilton; Robert C. Junkin, CFA; Timothy
E. Keefe, CFA, Executive Vice President and Chief Equity Officer; Timothy M. Malloy, Vice President; Henry E. Mehlman, CFA; Alan E. Norton, CFA, Senior Vice President; Thomas P. Norton, CFA; James K. Schmidt, CFA; John F. Snyder, III and Lisa A. Welch.



October 1, 2006

          Supplement to the John Hancock Large Cap Intrinsic Value Fund
                 Prospectus- Class A, Class B and Class C Shares
                  dated March 1, 2006 as revised March 15, 2006


Effective October 1, 2006, Sovereign Asset Management LLC, ("Sovereign"), subadviser to the Fund, will be known as MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)"). MFC Global Investment Management, the diversified investment management group of Manulife Financial Corporation of Toronto, has re-branded its Boston-based investment unit and has renewed a commitment to investment excellence in the U.S. institutional marketplace.

The name change will not impact the management of your John Hancock mutual fund.

The portfolio management for your Fund remains the same and the manager will continue to utilize the same investment philosophy and process. John Hancock Advisers, LLC will continue to serve as investment adviser and be responsible for the supervision of MFC Global (U.S.)`s services to the Fund.

With respect to the Fund referenced above, the "Subadviser" and "Portfolio Managers" sections in the prospectus have been deleted and replaced with the following:

  SUBADVISER

  MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

  Responsible for day-to-day investment management

  A subsidiary of John Hancock Financial Services, Inc.

  Founded in 1979

  Supervised by the adviser

  PORTFOLIO MANAGERS

  Timothy E. Keefe, CFA
  Executive vice president and Chief Equity Officer,
   MFC Global (U.S.) (since 2006)
  Senior vice president and chief equity officer,
   John Hancock Advisers, LLC (2004-2005)
  Managed fund since it began in 2005
  Partner and portfolio manager, Thomas Weisel Partners (2000-2004) Began business career in 1987

  Timothy M. Malloy
  Vice president, MFC Global (U.S.) (since 2006)
  Second vice president, John Hancock Advisers, LLC (2004-2005)
  Managed fund since it began in 2005
  Investment analyst, Thomas Weisel Partners (2000-2004)
  Began business career in 1993

  Managers share investment strategy and decisions

In addition, the "Subadviser" section subparagraph relating to Sovereign Asset Management, LLC under "Business Structure" has been deleted and replaced with the following:

MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)") subadvises the fund. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign
Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly-owned subsidiary of John Hancock Financial Services,

Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2006, had total assets under management of approximately $26 billion.




October 1, 2006

          Supplement to the John Hancock Large Cap Intrinsic Value Fund
                       Prospectus - Institutional Class I
                  dated March 1, 2006 as revised March 15, 2006


Effective October 1, 2006, Sovereign Asset Management LLC, ("Sovereign"), subadviser to the Fund, will be known as MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)"). MFC Global Investment Management, the diversified investment management group of Manulife Financial Corporation of Toronto, has re-branded its Boston-based investment unit and has renewed a commitment to investment excellence in the U.S. institutional marketplace.

The name change will not impact the management of your John Hancock mutual fund.

The portfolio management team for your Fund remains the same and the managers will continue to utilize the same investment philosophy and process. John Hancock Advisers, LLC will continue to serve as investment adviser and be responsible for the supervision of MFC Global (U.S.)`s services to the Fund.

With respect to the Fund referenced above, the "Subadviser" and "Portfolio Managers" sections in the prospectus have been deleted and replaced with the following:

  SUBADVISER

  MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

  Responsible for day-to-day investment management

  A subsidiary of John Hancock Financial Services, Inc.

  Founded in 1979

  Supervised by the adviser

  PORTFOLIO MANAGERS

  Timothy E. Keefe, CFA
  Executive vice president and Chief Equity Officer,
  MFC Global (U.S.) (since 2006)
  Senior vice president and chief equity officer, John Hancock Advisers, LLC (2004-2005)
  Managed fund since it began in 2005
  Partner and portfolio manager, Thomas Weisel Partners (2000-2004) Began business career in 1987

  Timothy M. Malloy
  Vice president, MFC Global (U.S.) (since 2006)
  Second vice president, John Hancock Advisers, LLC (2004-2005)
  Managed fund since it began in 2005
  Investment analyst, Thomas Weisel Partners (2000-2004)
  Began business career in 1993

  Managers share investment strategy and decisions

In addition, the "Subadviser" section subparagraph relating to Sovereign Asset Management, LLC under "Business Structure" has been deleted and replaced with the following:

MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)") subadvises the fund. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign
Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly-owned subsidiary of John Hancock Financial Services,

Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2006, had total assets under management of approximately $26 billion.




October 1, 2006

John Hancock Allocation Core Portfolio dated 3/1/06 as rev. 3/22/06  John Hancock Mid Cap Growth Fund dated 03/1/06

John Hancock Allocation Growth + Value Portfolio dated 3/1/06        John Hancock Money Market Fund dated 8/1/06

John Hancock Balanced Fund dated 3/01/06 as rev. 6/6/06              John Hancock Multi Cap Growth Fund dated 3/1/06 as rev. 4/13/06

John Hancock California Tax-Free Income Fund dated 1/01/06 as rev.   John Hancock New York Tax-Free Income Fund dated 1/1/06 as rev.
4/1/06                                                               4/1/06

John Hancock Financial Industries Fund dated 3/1/06 as rev. 5/1/06   John Hancock Real Estate Fund dated 3/1/06 as rev. 5/1/06

John Hancock Focused Equity Fund dated 3/1/06                        John Hancock Regional Bank Fund dated 3/1/06 as rev. 5/1/06

John Hancock Growth Trends Fund dated 3/1/06 as rev. 5/01/06         John Hancock Small Cap Equity Fund dated 3/1/06

John Hancock Health Sciences Fund dated 3/1/06                       John Hancock Small Cap Intrinsic Value Fund dated 3/1/06

High Yield Municipal Bond Fund dated 1/1/06 as rev. 4/1/06           John Hancock Sovereign Investors Fund dated 3/1/06

John Hancock Large Cap Equity Fund dated 3/1/06                      John Hancock Tax-Free Bond Fund dated 1/1/06 as rev. 4/1/06

John Hancock Large Cap Intrinsic Fund dated 3/1/06 as rev. 3/15/06   John Hancock Technology Fund dated 3/1/06 as rev. 4/13/06

John Hancock Massachusetts Tax-Free Income Fund dated 1/1/06 as      John Hancock Technology Leaders Fund dated 3/1/06 as
rev. 4/1/06                                                          rev. 4/13/06

John Hancock Mid Cap Equity Fund dated 3/1/06                        John Hancock U.S. Government Cash Reserve dated 8/1/06

                Supplement to Statement of Additional Information

Under the heading "Organization of the Fund" the following has been deleted

The Fund is sub-advised by Sovereign Asset Management LLC ("Sovereign" or the "Sub-Adviser") which is also a subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation. Sovereign is responsible for providing investment advice to the Fund subject to the review of the Trustees and the overall supervision of the Adviser.

And replaced with the following:

The Fund is sub-advised by MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)" or the "Sub-Adviser"). Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) is a subsidiary of John Hancock Financial Services, Inc., and a subsidiary of Manulife Financial Corporation. MFC Global (U.S.) is responsible for providing investment advice to the Fund subject to the review of the Trustees and the overall supervision of the Adviser.

Under the heading "Investment Advisory and Other Services" the second paragraph has been deleted and replaced with the following:

The Sub-Adviser, MFC Global (U.S.), located at 101 Huntington Avenue, Boston, Massachusetts 02199, was organized in 1979 and as of June 30, 2006 had approximately $26 billion in assets under management. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (an indirect wholly-owned subsidiary of Manulife Financial Corporation).

Under the heading "Those Responsible for Management" the section of the table regarding "Principal Officers who are not Trustees" has been deleted and replaced with the following:

----------------------------- ------------- ------------ ------------------------------------------- -----------------
                                                                                                     Number of John
                              Position(s)   Trustee/                                                 Hancock Funds
Name, Address (1)             Held with     Officer      Principal Occupation(s) and other           Overseen by
And Age                       Fund          since (2)    Directorships During Past 5 Years           Trustee
----------------------------- ------------- ------------ ------------------------------------------- -----------------
Principal Officers who are
not Trustees
----------------------------- ------------- ------------ ------------------------------------------- -----------------
Keith F. Hartstein            President     2005         Senior Vice President, Manulife Financial   N/A
Born:  1956                   and Chief                  Corporation (since 2004); Director,
                              Executive                  President and Chief Executive Officer,
                              Officer                    the Adviser and The Berkeley Group, John
                                                         Hancock Funds, LLC (since 2005);
                                                         Director, MFC Global Investment
                                                         Management (U.S.), LLC ("MFC Global
                                                         (U.S.)") (since 2005); Director, John
                                                         Hancock Signature Services, Inc. (since
                                                         2005); President and Chief Executive
                                                         Officer, John Hancock Investment
                                                         Management Services, LLC (since 2006);
                                                         President and Chief Executive Officer,
                                                         John Hancock Funds,  John Hancock Funds
                                                         II, John Hancock Funds III, John Hancock
                                                         Trust,; Director, Chairman and President,
                                                         NM Capital Management, Inc. (since 2005);
                                                         Chairman, Investment Company Institute
                                                         Sales Force Marketing Committee (since
                                                         2003); Director, President and Chief
                                                         Executive Officer, MFC Global (U.S.)
                                                         (2005-2006); Executive Vice President,
                                                         John Hancock Funds, LLC (until 2005);

----------------------------- ------------- ------------ ------------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

----------------------------- ------------- ------------ ------------------------------------------- -----------------
                                                                                                     Number of John
                              Position(s)   Trustee/                                                 Hancock Funds
Name, Address (1)             Held with     Officer      Principal Occupation(s) and other           Overseen by
And Age                       Fund          since (2)    Directorships During Past 5 Years           Trustee
----------------------------- ------------- ------------ ------------------------------------------- -----------------
Principal Officers who are
not Trustees
---------------------------- ----------------- ----------- ------------------------------------------ ----------------
Thomas M. Kinzler            Secretary and     2006        Vice President and Counsel for John        N/A
Born:  1955                  Chief Legal                   Hancock Life Insurance Company (U.S.A.)
                             Officer                       (since 2006); Secretary and Chief Legal
                                                           Officer, John Hancock Funds, John
                                                           Hancock Funds II, John Hancock Funds III
                                                           and John Hancock Trust (since 2006);
                                                           Vice President and Associate General
                                                           Counsel for Massachusetts Mutual Life
                                                           Insurance Company (1999-2006); Secretary
                                                           and Chief Legal Counsel for MML Series
                                                           Investment Fund (2000-2006); Secretary
                                                           and Chief Legal Counsel for MassMutual
                                                           Institutional Funds (2000-2004);
                                                           Secretary and Chief Legal Counsel for
                                                           MassMutual Select Funds and MassMutual
                                                           Premier Funds (2004-2006).

---------------------------- ----------------- ----------- ------------------------------------------ ----------------
Francis V. Knox, Jr.         Chief             2005        Vice President and Chief Compliance        N/A
Born:  1947                  Compliance                    Officer, John Hancock Investment
                             Officer                       Management Services, LLC, the Adviser
                                                           and MFC Global (U.S.) (since 2005);
                                                           Chief Compliance Officer, John Hancock
                                                           Funds, John Hancock Funds II, John
                                                           Hancock Funds III and John Hancock Trust
                                                           (since 2005); Vice President and
                                                           Assistant Treasurer, Fidelity Group of
                                                           Funds (until 2004); Vice President and
                                                           Ethics & Compliance Officer, Fidelity
                                                           Investments (until 2001).

---------------------------- ----------------- ----------- ------------------------------------------ ----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

----------------------------- ------------- ------------ ------------------------------------------- -----------------
                                                                                                     Number of John
                              Position(s)   Trustee/                                                 Hancock Funds
Name, Address (1)             Held with     Officer      Principal Occupation(s) and other           Overseen by
And Age                       Fund          since (2)    Directorships During Past 5 Years           Trustee
----------------------------- ------------- ------------ ------------------------------------------- -----------------
Principal Officers who are
not Trustees
---------------------------- --------------- -------------- ---------------------------------------- -----------------
Gordon M. Shone              Treasurer       2006           Treasurer, John Hancock Funds (since     N/A
Born:  1956                                                 2006); John Hancock Funds II, John
                                                            Hancock Funds III and John Hancock
                                                            Trust (since 2005); Vice President and
                                                            Chief Financial Officer, John Hancock
                                                            Trust (2003-2005); Senior Vice
                                                            President, John Hancock Life Insurance
                                                            Company (U.S.A.) (since 2001); Vice
                                                            President, John Hancock Investment
                                                            Management Services, Inc. and John
                                                            Hancock Advisers, LLC (since 2006),
                                                            The Manufacturers Life Insurance
                                                            Company (U.S.A.) (1998 to 2000).

---------------------------- --------------- -------------- ---------------------------------------- -----------------
John G. Vrysen               Chief           2005           Director, Executive Vice President and   N/A
Born:  1955                  Financial                      Chief Financial Officer, the Adviser,
                             Officer                        The Berkeley Group and John Hancock
                                                            Funds, LLC (since 2005); Executive
                                                            Vice President and Chief Financial
                                                            Officer, John Hancock Investment
                                                            Management Services, LLC (since 2005),
                                                            Vice President and Chief Financial
                                                            Officer, MFC Global (U.S.) (since
                                                            2005); Director, John Hancock
                                                            Signature Services, Inc. (since 2005);
                                                            Chief Financial Officer, John Hancock
                                                            Funds, John Hancock Funds II, John
                                                            Hancock Funds III, John Hancock Trust
                                                            (since 2005); Vice President and
                                                            General Manager, Fixed Annuities, U.S.
                                                            Wealth Management (until 2005); Vice
                                                            President, Operations Manulife Wood
                                                            Logan (2000-2004).

---------------------------- --------------- -------------- ---------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.



October 1, 2006